Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	40
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$114,231,026.43	0.7560963	$99,528,712.70	0.6587815	$14,702,313.73
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$187,381,026.43	0.1239924	$172,678,712.70	0.1142637	$14,702,313.73

Weighted Avg. Coupon (WAC)	4.46%		4.49%
Weighted Avg. Remaining Maturity (WARM)	23.61		22.77
Pool Receivables Balance	$220,061,291.95		$205,205,421.78
Remaining Number of Receivables	30,598		29,838

Adjusted Pool Balance	$218,508,223.24		$203,805,909.51

III. COLLECTIONS

Principal:
Principal Collections	$14,485,608.99
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$224,639.12
Total Principal Collections	$14,710,248.11

Interest:
Interest Collections	$840,793.33
Late Fees & Other Charges	$63,126.61
Interest on Repurchase Principal	$-
Total Interest Collections	$903,919.94

Collection Account Interest	$2,283.86
Reserve Account Interest	$1,350.62
Servicer Advances	$-

Total Collections	$15,617,802.53

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	40
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$15,617,802.53
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$23,399,601.73

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$183,384.41	$-	$183,384.41	$183,384.41
Collection Account Interest					$2,283.86
Late Fees & Other Charges					$63,126.61
Total due to Servicer					$248,794.88

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$69,490.54		$69,490.54

Total Class A interest:		$69,490.54		$69,490.54	$69,490.54

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$15,221,593.27

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$14,702,313.73

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$14,702,313.73
Class A Notes Total:		$14,702,313.73		$14,702,313.73
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$14,702,313.73		$14,702,313.73

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					519,279.54

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,553,068.71
Beginning Period Amount	$1,553,068.71
Current Period Amortization	$153,556.44
Ending Period Required Amount	$1,399,512.27
Ending Period Amount	$1,399,512.27
Next Distribution Date Amount	$1,255,813.08

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	40
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	14.25%	15.27%	15.27%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.35%	29,047	96.09%	$197,176,132.26
30 - 60 Days	2.06%	616	3.04%	$6,236,418.96
61 - 90 Days	0.52%	156	0.78%	$1,607,336.57
91-120 Days	0.06%	19	0.09%	$185,533.99
121 + Days	0.00%	0	0.00%	$-
Total		29,838		$205,205,421.78

Delinquent Receivables 30+ Days Past Due
Current Period	2.65%	791	3.91%	$8,029,289.52
1st Preceding Collection Period	2.78%	850	4.01%	$8,828,312.88
2nd Preceding Collection Period	2.62%	824	3.76%	$8,874,122.19
3rd Preceding Collection Period	2.42%	780	3.43%	$8,627,029.70
Four-Month Average	2.62%		3.78%

Repossession in Current Period		31		$316,588.06
Repossession Inventory		65		$195,028.00

Current Charge-Offs
Gross Principal of Charge-Offs				$370,261.18
Recoveries				$(224,639.12)
Net Loss				$145,622.06

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.79%

Average Pool Balance for Current Period				$212,633,356.87

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.82%
1st Preceding Collection Period				0.34%
2nd Preceding Collection Period				0.25%
3rd Preceding Collection Period				0.60%
Four-Month Average				0.50%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	36	2,361	$34,994,864.29
Recoveries	31	2,159	$(22,386,965.30)
Net Loss			$12,607,898.99
Cumulative Net Loss as a % of Initial Pool Balance			0.80%

Net Loss for Receivables that have experienced a Net Loss *	28	1,953	$12,749,449.12
Average Net Loss for Receivables that have experienced a Net Loss			$6,528.14

Principal Balance of Extensions			$1,278,401.28
Number of Extensions			124

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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